Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Fair Value Measurements [Line Items]
Indian Rupee forward contracts, assets			$ 4
Indian Rupee forward contracts, liabilities		3		3
Goodwill carrying value		4,885	4,539	4,885	4,856	4,505
Goodwill impairment loss	385	48	385	48	205
Segment, Continuing Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					205
Segment, Discontinued Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					123
Fair Value Measures Using Level 3
Fair Value Measurements [Line Items]
Goodwill carrying value			914		888
Goodwill fair value			529		560
Goodwill impairment loss					328
Incremental goodwill impairment charge					12
Fair Value Measures Using Level 3 | Segment, Continuing Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss			385		205
Fair Value Measures Using Level 3 | Segment, Discontinued Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss					$ 123